Goodwill, and Intangible Assets, Net - Schedule of Estimated Future Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Estimated Future Amortization Expense of Intangible Assets [Abstract]
2026	$ 340
2027	339
2028	116
2029	116
2030	115
Total future amortization expenses	$ 1,026